Investment Strategy - iShares Floating Rate Loan Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its assets in floating rate loans and investments that are the economic equivalent of floating rate loans, which effectively enables the Fund to achieve a floating rate of income. The Fund may also invest in other floating rate debt instruments and investments that are the economic equivalent of floating rate debt instruments. The Fund’s investments may include, but are not limited to, any combination of the following: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii) participations or assignments in senior floating rate loans or second lien floating rate loans; and (iv) fixed-rate loans or debt with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating rate interest payments. The Fund’s investments in derivatives will be counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
For purposes of the Fund’s investments, the term debt instruments includes convertible or preferred securities.
The Fund may invest in investments of any credit quality without limitation, including investments rated below investment grade. A substantial portion of the Fund’s Portfolio may consist of leveraged loans rated below investment grade and similar investments. These investments are expected to exhibit credit risks similar to high yield securities, which are commonly referred to as “junk bonds.”
The Fund may invest up to 20% of its assets in fixed-rate loans and fixed income securities with respect to which the Fund has not entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments. Such fixed-rate loans and fixed income securities include, but are not limited to, senior loans, second lien loans, corporate bonds, preferred securities, convertible securities, mezzanine investments, collateralized loan obligations, structured products and U.S. government debt securities.
The Fund’s investments in any floating rate and fixed income instruments may be of any duration or maturity. The Fund may invest in loans or debt of foreign issuers, including issuers located in emerging markets, without limitation. The Fund may also invest up to 15% of its net assets in illiquid investments. The Fund intends to invest in certain high yield securities and exchange-traded funds (“ETFs”) for liquidity purposes.
The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.
The Fund may invest up to 10% of its assets in common stocks or other equity securities. In addition, the Fund may acquire and hold such securities (or rights to acquire such securities) in unit offerings with fixed income securities, in connection with an amendment, waiver, conversion or exchange of fixed income securities, in connection with the bankruptcy or workout of a distressed fixed income security, or upon the exercise of a right or warrant obtained on account of a fixed income security.
The Fund may buy or sell options or futures on a security or an index of securities, buy or sell options on futures or enter into credit default swaps and interest rate or foreign currency transactions, including swaps and forward contracts (collectively, commonly known as derivatives). The Fund may use derivatives for hedging purposes, but is not required to, as well as to increase the total return on its portfolio investments.
The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”).